INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
INVENTORIES.
Schedule of Inventory, Current

	December 31,
	2022	2021
Components, spare parts	7,543	4,955
Work-in-progress	283	250
Finished goods – own manufactured products	1,514	1,166
Finished goods – distribution products	3,702	2,598
Total gross inventories	13,042	8,968
Less: allowance for slow-moving inventory and net realizable value	(1,262)	(1,470)
Total	11,780	7,499